Segments of Operations	12 Months Ended
Dec. 31, 2022
Segments of Operations [Abstract]
SEGMENTS OF OPERATIONS

NOTE 14 - SEGMENTS OF OPERATIONS

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a service basis. The Company’s reportable segments consist of the Nanox.ARC division, the radiology services division and the AI solutions division. Each one is managed separately to better align with the Company’s customers and distribution partners and the unique market dynamics of each segment. Operating income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Costs excluded from segment operating income include various corporate expenses such as income taxes. The Company does not include intercompany transfers between segments for management reporting. From 2022, total assets for each of the Company’s reportable segments have been separately presented to, and reviewed by, the Chief Operating Decision Maker of the Company to assess the performance of the Company’s segments.

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and operating loss.

	Year ended December 31, 2022 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$8,235	$343	$8,578
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				$(116,921)

Depreciation and amortization expenses	$611	$2,642	$8,259	$11,512
Change in obligation in earn-out liabilities	$-	$840	$(21,216)	$(20,376)
Goodwill impairment	$-	$-	$50,878	$50,878
Stock based compensation	$17,049	$224	$1,350	$18,623

Total Assets	$148,352	$30,753	$74,828	$253,933
Expenditures for segment’s assets	$8,140	$15	$26	$8,181

	Year ended December 31, 2021 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial expense				(288)
Loss before taxes on income				$(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

Total Assets	$195,621	$31,802	$135,747	$363,170
Expenditures for segment’s assets	$23,139	$2,859	$19	$26,017

	Year ended December 31, 2020 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	$(43,923)	$-	$-	$(43,923)
Financial income				108
Loss before taxes on income				$(43,815)

Depreciation	208	-	-	208
Stock based compensation	$24,781	$-	$-	$24,781

Total Assets	$236,149	$-	$-	$236,149
Expenditures for segment’s assets	$13,937	-	$-	$13,937

For the years ended December 31, 2022 and December 31, 2021, the Company’s revenues in the United States constituted approximately 97% and 98% of the Company’s total revenue, respectively. For the years ended December 31, 2022 and December 31, 2021, no individual customer exceeded 10% of the Company’s total revenue or total accounts receivables.

Long-lived assets by geography

	Year Ended December 31
	2022	2021
Israel	5,476	4,986
South Korea	38,922	33,949
Unites States	159	29
Japan	145	196
	44,702	39,160